EQUITY - Grant Date Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrant
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility, Low	38.80%
Volatility, High	46.20%
Volatility, Weighted Average	41.10%
Interest Rate, Low	4.20%
Interest Rate, High	4.30%
Warrant | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term (years)	1 year 9 months 18 days
Warrant | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term (years)	6 years
Warrant | Weighted average
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term (years)	3 years
Interest Rate	4.20%
2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value (in usd per share)	$ 4.41	$ 3.26
2018 Plan | Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility, Low	41.90%	45.50%
Volatility, High	59.20%	64.30%
Volatility, Weighted Average	53.00%	54.20%
Interest Rate, Low	3.80%	0.30%
Interest Rate, High	4.40%	4.30%
2018 Plan | Options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term (years)	1 year 3 months 18 days	1 year 8 months 12 days
Fair Value (in usd per share)	$ 2.83	$ 0.17
2018 Plan | Options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term (years)	6 years 10 months 24 days	6 years 8 months 12 days
Fair Value (in usd per share)	$ 3.65	$ 3.81
2018 Plan | Options | Weighted average
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term (years)	4 years 3 months 18 days	5 years 9 months 18 days
Interest Rate	4.20%	2.00%
Fair Value (in usd per share)	$ 3.35	$ 1.88
2024 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair Value (in usd per share)	$ 1.54
2024 Plan | Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility, Low	44.90%
Volatility, High	45.90%
Volatility, Weighted Average	45.30%
Interest Rate, Low	3.70%
Interest Rate, High	4.30%
2024 Plan | Options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term (years)	4 years 10 months 24 days
Fair Value (in usd per share)	$ 1.44
2024 Plan | Options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term (years)	6 years 1 month 6 days
Fair Value (in usd per share)	$ 1.59
2024 Plan | Options | Weighted average
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Term (years)	5 years 8 months 12 days
Interest Rate	4.20%
Fair Value (in usd per share)	$ 1.54